Inventories - Additional Information (Details) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [line items]
Construction material	S/ 51,131	S/ 114,919
Impairment of inventories	(42,007)	(40,621)
Stracon GyM member]
Disclosure of inventories [line items]
Construction material	S/ 50,000	50,500
Impairment of inventories		S/ 33,800